PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED BALANCE SHEET (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of summarized consolidated balance sheet [line items]
Current assets	¥ 504,120	¥ 529,049	¥ 529,049
Current liabilities	(565,098)	(579,446)	(579,446)
Non-current assets	1,088,188	1,066,455	1,066,455
Non-current liabilities	(170,675)	¥ (163,168)	(163,168)
Net assets attributable to owners of the Company	717,284		726,120
Net assets attributable to non-controlling interests	139,251		126,770
Marketing Company
Disclosure of summarized consolidated balance sheet [line items]
Current assets	130,861		156,494
Current liabilities	(181,766)		(212,620)
Net current (liabilities)/assets	(50,905)		(56,126)
Non-current assets	261,062		253,455
Non-current liabilities	(2,086)		(1,774)
Net non-current assets	258,976		251,681
Net assets	208,071		195,555
Net assets attributable to owners of the Company	141,244		132,549
Net assets attributable to non-controlling interests	66,827		63,006
SIPL
Disclosure of summarized consolidated balance sheet [line items]
Current assets	16,731		19,555
Current liabilities	(483)		(7,118)
Net current (liabilities)/assets	16,248		12,437
Non-current assets	38,020		34,769
Non-current liabilities	(31,050)		(28,523)
Net non-current assets	6,970		6,246
Net assets	23,218		18,683
Net assets attributable to owners of the Company	5,266		3,468
Net assets attributable to non-controlling interests	17,952		15,215
Shanghai Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	25,299		19,866
Current liabilities	(13,913)		(10,922)
Net current (liabilities)/assets	11,386		8,944
Non-current assets	19,087		19,577
Non-current liabilities	(10)		(6)
Net non-current assets	19,077		19,571
Net assets	30,463		28,515
Net assets attributable to owners of the Company	15,295		14,253
Net assets attributable to non-controlling interests	15,168		14,262
Fujian Petrochemical
Disclosure of summarized consolidated balance sheet [line items]
Current assets	816		992
Current liabilities	(50)		(376)
Net current (liabilities)/assets	766		616
Non-current assets	11,444		9,925
Non-current liabilities	(688)		(681)
Net non-current assets	10,756		9,244
Net assets	11,522		9,860
Net assets attributable to owners of the Company	5,761		4,930
Net assets attributable to non-controlling interests	5,761		4,930
Sinopec Kantons
Disclosure of summarized consolidated balance sheet [line items]
Current assets	1,209		1,196
Current liabilities	(3,722)		(2,351)
Net current (liabilities)/assets	(2,513)		(1,155)
Non-current assets	12,895		13,089
Non-current liabilities	(132)		(2,430)
Net non-current assets	12,763		10,659
Net assets	10,250		9,504
Net assets attributable to owners of the Company	6,165		5,716
Net assets attributable to non-controlling interests	4,085		3,788
Shanghai SECCO
Disclosure of summarized consolidated balance sheet [line items]
Current assets	9,537		11,602
Current liabilities	(2,233)		(4,174)
Net current (liabilities)/assets	7,304		7,428
Non-current assets	12,301		12,797
Non-current liabilities	(1,698)		(1,740)
Net non-current assets	10,603		11,057
Net assets	17,907		18,485
Net assets attributable to owners of the Company	12,105		12,496
Net assets attributable to non-controlling interests	5,802		5,989
Zhonghan Wuhan
Disclosure of summarized consolidated balance sheet [line items]
Current assets	2,750		1,636
Current liabilities	(2,333)		(3,975)
Net current (liabilities)/assets	417		(2,339)
Non-current assets	12,612		13,598
Net non-current assets	12,612		13,598
Net assets	13,029		11,259
Net assets attributable to owners of the Company	8,469		7,318
Net assets attributable to non-controlling interests	¥ 4,560		¥ 3,941